Research and Development Expenses (Details) - Schedule of Research and Development Expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Research and Development Expenses [Abstract]
Salaries, wages and related expenses	$ 2,323	$ 2,382	$ 1,721
Share-based payments (see also Note 11)	768	768	557
Service providers	13,943	13,170	9,549
Research and development expense, total	$ 17,034	$ 16,320	$ 11,827